Other Receivables (Details)	12 Months Ended
Jun. 30, 2023 USD ($) shares
Other receivables [Line Items]
Ordinary shares issued	2,354,069
Aggregate purchase price (in Dollars) | $	$ 15,000,000
Purchase payment term	5 years
Internal rate percentage	13.20%
Moolec Science Limited [Member]
Other receivables [Line Items]
Ordinary shares issued	2,354,069
Moolec Science S.A. [Member]
Other receivables [Line Items]
Ordinary shares issued	1,500,000